Consolidated Balance Sheets - USD ($)	Aug. 31, 2015	Aug. 31, 2014
Current assets
Cash	$ 6,700	$ 5,170
Prepaid expenses	15,000
Total current assets	21,700	$ 5,170
Total Assets	$ 21,700	$ 5,170
Current liabilities:
Accrued expenses
Accrued interest	$ 3,896	$ 2,730
Total current liabilities	3,896	$ 2,730
Long term debt
Notes payable-related party	100,000
Total liabilities	$ 103,896	$ 2,730
Stockholders' deficit:
Preferred stock - 20,000,000 shares authorized $0.0001 par value none issued & outstanding as of August 31, 2015 and 2014, respectively
Common stock-100,000,000 shares authorized $0.0001 par value 21,923,000 and 20,000,000 issued & outstanding as of August 31, 2015 and 2014, respectively	$ 2,192	$ 2,000
Additional paid-in capital	148,808	149,000
Accumulated deficit	(233,196)	(148,560)
Total stockholders' equity (deficit)	(82,196)	2,440
Total Liabilities & Stockholders' Equity (Deficit)	$ 21,700	$ 5,170